UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07434

The Stratton Funds, Inc.

(Exact name of registrant as specified in charter)

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(Address of principal executive offices) (Zip code)

Patricia L. Sloan, Secretary/Treasurer

The Stratton Funds, Inc.

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-941-0255

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS September 30, 2006 (unaudited)

Stratton Small-Cap Value Fund

	Number of Shares	Market Value
COMMON STOCKS – 88.7%
Aerospace – 1.7%
Moog, Inc. Class A†	311,925	$10,811,320

Banking/Financial – 8.7%
BancorpSouth, Inc.	150,000	4,164,000
BankAtlantic Bancorp, Inc. Class A	680,000	9,669,600
BankUnited Financial Corp. Class A	300,000	7,821,000
Eaton Vance Corp.	80,000	2,308,800
First Midwest Bancorp, Inc.	240,000	9,093,600
Sterling Financial Corp.	290,000	9,404,700
UCBH Holdings, Inc.	520,000	9,079,200
Webster Financial Corp.	33,000	1,554,630
WSFS Financial Corp.	35,000	2,176,650

		55,272,180

Basic Materials – 1.8%
Century Aluminum Co.†	175,000	5,888,750
Schnitzer Steel Industries, Inc. Class A	180,000	5,677,200

		11,565,950

Business Services – 5.3%
Aaron Rents, Inc.	434,500	9,984,810
Affiliated Managers Group, Inc.†	91,800	9,190,098
Armor Holdings, Inc.†	184,000	10,548,720
Labor Ready, Inc.†	260,000	4,141,800

		33,865,428

Capital Goods – 7.5%
Cascade Corp.	85,700	3,912,205
Crane Co.	200,000	8,360,000
DRS Technologies, Inc.	222,395	9,711,990
JLG Industries, Inc.	448,800	8,890,728
Terex Corp.†	225,000	10,174,500
United Rentals, Inc.†	306,800	7,133,100

		48,182,523

Chemicals – 0.7%
PolyOne Corp.†	495,700	4,129,181

Consumer Staples – 2.2%
Ralcorp Holdings, Inc.†	140,000	6,752,200
Ruddick Corp.	287,000	7,470,610

		14,222,810

Energy – 13.3%
Cabot Oil & Gas Corp.	139,050	6,664,666
Foundation Coal Holdings, Inc.	200,000	6,474,000

	Number of Shares	Market Value
Energy – continued
Giant Industries, Inc.†	140,000	$11,368,000
Helix Energy Solutions Group, Inc.†	186,624	6,233,242
Hercules Offshore, Inc.†	200,000	6,210,000
Houston Exploration Co.†	126,200	6,959,930
Penn Virginia Corp.	93,100	5,903,471
Petrohawk Energy Corp.†	328,460	3,409,415
Superior Energy Services, Inc.†	345,000	9,059,700
TETRA Technologies, Inc.†	501,800	12,123,488
Universal Compression Holdings, Inc.†	195,000	10,422,750

		84,828,662

Entertainment – 2.2%
Isle of Capri Casinos, Inc.†	253,100	5,330,286
Landry’s Restaurants, Inc.	297,400	8,966,610

		14,296,896

Health Care – 7.9%
Alliance Imaging, Inc.†	101,445	792,285
CONMED Corp.†	226,000	4,770,860
Henry Schein, Inc.†	88,500	4,437,390
LifePoint Hospitals, Inc.†	175,000	6,181,000
Per-Se Technologies, Inc.†	435,000	9,909,300
Respironics, Inc.†	86,000	3,320,460
Sciele Pharma, Inc.†	500,000	9,420,000
West Pharmaceutical Services, Inc.	301,100	11,824,197

		50,655,492

Insurance/Services – 1.3%
Selective Insurance Group, Inc.	163,100	8,580,691

REITs – 7.3%
Equity Inns, Inc.	630,000	10,029,600
FelCor Lodging Trust, Inc.	405,000	8,120,250
Innkeepers USA Trust	608,000	9,904,320
Nationwide Health Properties, Inc.	300,000	8,022,000
Sunstone Hotel Investors, Inc.	350,000	10,402,000

		46,478,170

Retailing – 5.1%
Casey’s General Stores, Inc.	450,000	10,021,500
Circuit City Stores, Inc.	190,400	4,780,944
GameStop Corp. Class A†	148,371	6,866,610
Oxford Industries, Inc.	112,000	4,805,920
Pacific Sunwear of California, Inc.†	395,000	5,956,600

		32,431,574

See accompanying notes to Schedules of Investments.

SCHEDULE OF INVESTMENTS September 30, 2006 (unaudited) (continued)

Stratton Small-Cap Value Fund

	Number of Shares	Market Value
Technology – 14.0%
Anixter International, Inc.	229,200	$12,942,924
Avocent Corp.†	335,000	10,090,200
Belden CDT, Inc.	324,600	12,409,458
CommScope, Inc.†	355,000	11,665,300
Digital River, Inc.†	160,000	8,179,200
Komag, Inc.†	178,000	5,688,880
MICROS Systems, Inc.†	74,100	3,624,972
OmniVision Technologies, Inc.†	195,000	2,782,650
ON Semiconductor Corp.†	1,000,000	5,880,000
Palm, Inc.†	145,410	2,117,170
Parametric Technology Corp.†	735,000	12,833,100
Technitrol, Inc.	42,000	1,253,700

		89,467,554

Transportation – 3.6%
Alaska Air Group, Inc.†	275,000	10,461,000
Freightcar America, Inc.	140,000	7,420,000
Maritrans, Inc.	40,500	1,482,300
YRC Worldwide, Inc.†	93,487	3,462,758

		22,826,058

Utilities – 6.1%
Avista Corp.	370,000	8,761,600
El Paso Electric Co.†	500,000	11,170,000
Energen Corp.	182,700	7,649,649
Southwest Gas Corp.	330,000	10,995,600

		38,576,849

Total Common Stocks (Cost $503,289,147)		566,191,338

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS – 10.9%
PNC Bank Money Market Account 4.78%, due 10/02/06	$69,609,872	$69,609,872

Total Short-Term Investments (Cost $69,609,872)		69,609,872

Total Investments – 99.6% (Cost $572,899,019*)		635,801,210
Other Assets Less Liabilities – 0.4%		2,738,425

NET ASSETS – 100.0%		$638,539,635

REIT – Real Estate Investment Trust.

†	Non-income producing security
*	Aggregate cost is $572,899,019 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$91,489,131
Gross unrealized depreciation	(28,586,940)

Net unrealized appreciation	$62,902,191

See accompanying notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2006 (unaudited)

Note A.  Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets are valued at their “fair value” as determined in good faith by the Boards of Directors of the Funds, which may include the amortized cost method for securities maturing in sixty days or less and other cash equivalent investments.

Note B.  Tax Disclosure – No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2006.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Stratton Funds, Inc.

By (Signature and Title)*	/s/ James. W. Stratton
James W. Stratton, Chief Executive Officer
(principal executive officer)

Date 11/1/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James. W. Stratton
James W. Stratton, Chief Executive Officer
(principal executive officer)

Date 11/1/06

By (Signature and Title)*	/s/ James. A. Beers
James A. Beers, Chief Financial Officer
(principal financial officer)

Date 11/1/06

*	Print the name and title of each signing officer under his or her signature.